CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities
Net Income (Loss)	$ 50,033	$ (10,352)	$ (95,306)
Reconciliation of Net Loss to Net Cash Provided by Operating Activities
Depreciation Expense	67,834	63,965	60,695
Impairment Loss on Vessels	0	0	2,168
Loss on Disposal of Vessels	0	0	6,619
Equity Loss from Associate	0	0	7,667
Change in Fair Value of Investment Securities	224	3,160	0
Drydock Expenditure	(21,045)	(4,158)	(5,210)
Amortization of Deferred Finance Costs	4,354	4,291	15,350
Deferred Compensation Liabilities	(71)	(10,970)	(860)
Share-based Compensation	285	156	413
Other, net	(739)	(66)	21
Changes in Operating Assets and Liabilities
Accounts Receivables	18,109	(1,989)	(357)
Accounts Receivables, Related Party	0	0	237
Inventory	3,068	(2,184)	2,794
Prepaid Expenses and Other Current Assets	(330)	(1,068)	1,837
Accounts Payable and Accrued Liabilities	(19,258)	10,122	(7,112)
Voyages in Progress	8,480	1,951	(5,059)
Net Cash Provided by / (Used In) Operating Activities	110,944	52,858	(16,103)
Cash Flows from Investing Activities
Investment in Vessels	(6,845)	(2,531)	(4,810)
Investment in Other Fixed Assets	(233)	0	(60)
Investment in Vessels under Construction	(11,000)	0	0
Sale of Vessels	0	0	89,624
Proceeds from Sale of Investment Securities	602	212	0
Dividends received from Associate	0	0	300
Net Cash (Used In) / Provided by Investing Activities	(17,476)	(2,319)	85,054
Cash Flows from Financing Activities
Proceeds from Issuance of Common Stock	20,713	17,922	0
Proceeds from Vessel Financing 2018-built Vessels	0	0	12,505
Proceeds from Borrowing Activities	29,300	300,000	0
Repayments on prior $500 million Credit Facility	0	(313,400)	(78,242)
Repayment of Vessel financing 2018-built Vessels	(7,630)	(7,273)	(2,361)
Repayments on Borrowing Facility	(67,896)	(14,324)	0
Transaction Costs Borrowing Facilities	(320)	(6,921)	0
Dividends Distributed	(67,242)	(14,255)	(9,936)
Net Cash Used In Financing Activities	(93,075)	(38,251)	(78,034)
Net Increase / (Decrease) in Cash, Cash Equivalents, and Restricted Cash	393	12,288	(9,083)
Cash, Cash Equivalents, and Restricted Cash at Beginning of Year	61,638	49,327	58,359
Effect of Exchange Rate Changes on Cash and Cash Equivalents	39	23	51
Cash, Cash Equivalents, and Restricted Cash at End of Year	62,070	61,638	49,327
Supplemental Disclosure of Cash Flow information
Cash and Cash Equivalents	57,847	48,847	49,327
Restricted cash	4,223	12,791	0
Cash Paid for Taxes	71	79	83
Cash Paid for Interest, Net of Amounts Capitalized	$ 27,128	$ 35,616	$ 32,300